Fees Summary	Nov. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 925,000
Previously Paid Amount	0.00
Total Fee Amount	127.74
Total Offset Amount	0.00
Net Fee	127.74
Narrative - Max Aggregate Offering Price	$ 925,000
Final Prospectus	true